CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 24,849	$ 23,504	$ (5,928)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,193)	217	153
OCI, Debt Securities, Available-for-Sale, Gain (Loss), before Adjustment, Tax	565	(1,290)	(2,822)
Less - reclassification adjustments for net loss (gain) realized on hedging instruments, net	(177)	2,605	2,179
Total other comprehensive income (loss)	(805)	1,532	(490)
Comprehensive income (loss)	$ 24,044	$ 25,036	$ (6,418)